                           BNY Hamilton Funds, Inc.

                       Supplement dated January 2, 2008
  To BNY Hamilton Fixed Income Funds Prospectus - Class A and Investor Shares
                                      and
            To BNY Hamilton Funds Prospectus - Institutional Shares
                           each dated April 30, 2007

Effective January 2, 2008, Seix Advisors will no longer act as investment sub-advisor for the BNY Hamilton High Yield Fund (the "Fund"). On January 2, 2008, The Bank of New York (the "Advisor") will assume responsibility for managing the assets of the Fund pursuant to the Fund's existing Investment Advisory Agreement with the Advisor.

Effective January 2, 2008, all references to Seix Advisors are deleted from the Prospectuses referenced above. These references appear in the sections entitled "Portfolio Managers," "BNY Hamilton High Yield Fund - Principal Investment Strategies," and "Investment Advisor."

Effective January 2, 2008, the following additional changes are made to the Prospectuses referenced above.

1. The first paragraph of the sub-section entitled "Principal Investment Strategies" in the section entitled "BNY Hamilton High Yield Fund" is revised as follows:

The Fund pursues its objective by investing at least 80% of its Assets in U.S. dollar denominated high yield fixed-income securities. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-fundamental "80%" policy.) "Assets" means net assets plus the amount of borrowing for investment purposes. High yield fixed-income securities (commonly known as "junk bonds") are those securities that are rated below investment grade (i.e., rated below Baa3/BBB- by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or another nationally recognized statistical rating organization ("rating agency"), or unrated, but determined by the Advisor (as defined in "Investment Advisor") to be of comparable credit quality). The Fund primarily invests in high yield fixed-income securities issued by U.S. companies.

2. The paragraph entitled "BNY Hamilton High Yield Fund" in the section entitled "Portfolio Managers" is revised as follows:

BNY Hamilton High Yield Fund is managed by Karen Bater, CFA, who has been a portfolio manager for the Advisor since 2007. She has managed the Fund since January 2, 2008. Ms. Bater is also Director of High Yield Strategies at Standish Mellon Asset Management ("Standish"), an affiliate of the Advisor. Ms. Bater is responsible for managing Standish's High Yield portfolios. She joined Standish in 2007 from NWD (formerly Gartmore Global Investments). She joined NWD in 2000 and served as a senior portfolio manager. Prior to NWD, Ms. Bater was a portfolio manager at CoreStates Investment Advisors, which she joined in 1986.

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Effective January 2, 2008, the following additional changes are made to the
Prospectuses referenced above:

1. The paragraph entitled "BNY Hamilton Enhanced Income Fund" in the section entitled "Portfolio Managers" is revised as follows:

BNY Hamilton Enhanced Income Fund is managed by Johnson Moore, who has been a portfolio manager for the Advisor since 2007. He has managed the Fund since January 2, 2008. Mr. Moore is also the Associate Director for Short Duration and Beta Management Strategies at Standish Mellon Asset Management ("Standish"), an affiliate of the Advisor. He joined Standish in 2000 and before that served as Corporate Market Risk Manager for Mellon Financial ("Mellon"). He also served as Mellon's Global Securities Lending Chief Investment Officer, overseeing a $35 billion investment process. Mr. Moore joined Mellon in 1991 as the Senior Bank Investment Portfolio Manager, overseeing Mellon Bank's securities and derivatives portfolio. He has been a participant in the fixed income markets since 1981 and in his career prior to Mellon has served as a bank portfolio manager, asset/liability manager, securities trader, and mortgage-backed and derivatives specialist.

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                           BNY Hamilton Funds, Inc.

                       Supplement dated January 2, 2008
      to Statement of Additional Information ("SAI") dated April 30, 2007

Effective January 2, 2008, references to Seix Advisors are deleted from the SAI. These references appear in the second paragraph of the SAI and the sections entitled "Investment Advisors" and "Portfolio Managers."

Effective January 2, 2008, references to Thomas G. Bosh are deleted from the SAI. These references appear in the section entitled "Portfolio Managers."

Effective January 2, 2008, the following information is added to the section of the SAI entitled "Portfolio Managers" in the specified subsections:

Other Accounts Managed and Ownership of Fund Securities

The following table sets forth information regarding other accounts managed by the portfolio managers of the Funds, as of December 18, 2007.

Name of Fund                                                     Accounts with respect to
Manager                                                          which the advisory fee is
and Fund(s)                                                      based on the performance
Managed                     Other Accounts Managed                    of the account
------------    ------------------------------------------------ ------------------------
                                       Number of   Total Assets   Number of   Total Assets
                                      Accounts in  in Accounts   Accounts in  in Accounts
                 Category of Account   Category    in Category    Category    in Category
                --------------------- ----------- -------------- -----------  ------------
Karen Bater     Registered investment     0       $0                  0            $0
High Yield Fund companies

                Other pooled              4       $1.307 Billion      0            $0
                investment vehicles

                Other accounts            10      $791 Million        0            $0

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The following table sets forth information regarding other accounts managed by the portfolio managers of the Funds, as of October 31, 2007.

                                                                       Accounts with respect to
                                                                       which the advisory fee is
Name of Fund Manager                                                   based on the performance of
and Fund(s) Managed               Other Accounts Managed                     the account
-------------------- ------------------------------------------------- ---------------------------
                                            Number of  Total Assets in  Number of    Total Assets
                                           Accounts in   Accounts in   Accounts in   in Accounts
                      Category of Account   Category      Category      Category     in Category
                     --------------------- ----------- --------------- -----------   ------------
Johnson Moore        Registered investment 2           $39.57 Million       0             $0
Enhanced Income Fund companies
                     Other pooled          1           $18.87 Million       0             $0
                     investment vehicles
                     Other accounts        56          $11.992 Billion      0             $0

The following table sets forth the dollar range of each portfolio manager's beneficial share ownership in the Funds, as of December 26, 2007:

                                                        Dollar Range of
                                                         Shares Owned
         Name of Portfolio Manager  Name of Fund Owned    in the Fund
         ------------------------- -------------------- ---------------
         Karen Bater               High Yield Fund           None
         Johnson Moore             Enhanced Income Fund      None

Compensation

As of January 2, 2008, compensation for portfolio managers who are employed by The Bank of New York (the "Advisor") and by the following entities is determined as described below:

Standish Mellon Asset Management ("SMAM"). For employees of the Advisor who are also employed by SMAM, portfolio manager compensation is comprised of a market-based salary, an annual incentive plan and a long-term incentive plan. The portfolio managers are compensated by the Advisor and not by the Fund. Portfolio managers are eligible to join the BNY Mellon deferred compensation program, and the BNY Mellon defined contribution pension plan, pursuant to which employer contributions are invested in BNY Mellon common stock.

Under the annual incentive plan, portfolio managers may receive a bonus of up to two times their annual salary, at the discretion of management. In determining the amount of the bonus, significant consideration is given to the portfolio manager's one-year (weighted 50%) and three-

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year (weighted 50%) pre-tax performance compared to that of appropriate peer groups. Other factors considered are individual qualitative performance, asset size and revenue growth of the product managed by the portfolio manager.

Under the long-term incentive plan, restricted BNY Mellon stock and phantom SMAM stock is awarded based on the discretion of management based on individual performance and contributions to the BNY Mellon organization.